Consolidated Statements of Operations (USD $)	2 Months Ended	12 Months Ended	10 Months Ended
	Dec. 31, 2012 Successor	Dec. 31, 2013 Successor	Nov. 11, 2012 Predecessor
Revenues:
Revenues from unrelated parties	$ 991,000	$ 7,000
Revenues from related parties		9,000
Total revenues	991,000	16,000
Cost of goods sold
Cost of goods sold to unrelated parties	991,000	106,000
Cost of goods sold to related parties		6,000
Cost of Goods Sold	991,000	112,000
Gross Profit (Loss)		(96,000)
Operating expenses:
Selling, general, and administrative	237,000	4,802,000	2,887,000
Research and development	138,000	2,257,000	2,301,000
Impairment loss of long-lived assets			329,000
Total operating expenses	375,000	7,059,000	5,517,000
Operating loss	(375,000)	(7,155,000)	(5,517,000)
Other income (expenses):
Other income, net		36,000
Interest expense - related party		(10,000)	(1,031,000)
Total other income (expenses), net		26,000	(1,031,000)
Loss before provision for income taxes	(375,000)	(7,129,000)	(6,548,000)
Provision for income taxes		1,000
Net loss	$ (375,000)	$ (7,130,000)	$ (6,548,000)
Loss per share - basic and diluted	$ (0.01)	$ (0.11)
Weighted average common shares - basic and diluted	60,883,000	67,803,000